Stockholders’ Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity	Stockholders’ Equity
2024 Registered Direct Offering
On February 29, 2024, we entered into a securities purchase agreement with certain institutional investors (the “Third-Party Purchasers”), pursuant to which we agreed to sell and issue a combination of Class A Common Stock, Class 1 Warrants, Class 2 Warrants and Pre-Funded Warrants in a registered direct offering (the “Third-Party Offering”). In a concurrent registered direct offering (the “ICE Offering” and, together with the Third-Party Offering, the “Concurrent Offerings”) on February 29, 2024, we entered into a securities purchase agreement with ICE (a related party), pursuant to which we agreed to sell and issue a combination of Class A Common Stock, Class 1 Warrants and Class 2 Warrants. We raised net proceeds from the Third-Party Offering of approximately $37.6 million, after deducting the placement agent’s fees and offering expenses payable by us, and raised net proceeds from the ICE Offering of approximately $9.8 million, after deducting offering expenses payable by us. Approximately $2.4 million of proceeds from the ICE Offering were received concurrently with the closing of the Third-Party Offering, with the remaining $7.4 million received in a subsequent closing of the ICE Offering on April 25, 2024 after we obtained stockholder approval for such issuance. We intend to use the net proceeds from the Concurrent Offerings for working capital and other general corporate purposes.
Preferred Stock
We are authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. The holders of a series of preferred stock shall be entitled only to such voting rights as shall expressly be granted thereto by the
Certificate of Incorporation (including any certificate of designation relating to such series of preferred stock). As of December 31, 2024, no shares of preferred stock have been issued.
Common Stock
Class A Common Stock
We are authorized to issue 30,000,000 shares with a par value of $0.0001 per share. Each holder of record of Class A common stock is entitled to one vote for each share of Class A common stock held on all matters on which stockholders generally or holders of Class A common stock as a separate class are entitled to vote, including the election or removal of directors (whether voting separately as a class or together with one or more classes of our capital stock). As of December 31, 2024 and December 31, 2023, there were 6,510,885 and 3,793,837 shares of Class A common stock issued and outstanding, respectively.
Dividends
Subject to preferences that may be applicable to any outstanding preferred stock, the holders of shares of Class A common stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the Board out of funds legally available therefor. As of December 31, 2024, no dividends have been declared.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, the holders of Class A common stock are entitled to share ratably in all assets remaining after payment of our debts and other liabilities, subject to prior distribution rights of preferred stock or any class or series of stock having a preference over the Class A common stock, then outstanding, if any.
Class V Common Stock
We are authorized to issue 10,000,000 shares with par value $0.0001 per share. These shares have no economic value but entitle the holder to one vote per share. Paired Interests may be exchanged for one share of our Class A common stock or a cash amount in accordance with the Third Amended and Restated Limited Liability Company Agreement of Opco (the “Opco LLC Agreement”) and the Amended and Restated Exchange Agreement (the “Exchange Agreement”). Holders of Paired Interests became eligible on April 16, 2022 under the Exchange Agreement to exchange their Paired Interests for Class A common stock, or, at our election, cash in lieu thereof. During the year ended December 31, 2024, December 31, 2023, and December 31, 2022, there were 21,761, 139,053, and 899,035 Paired Interests exchanged for our Class A common stock, and the Company did not elect to settle any such exchanges in cash. As of December 31, 2024 and December 31, 2023, there were 7,178,303 and 7,200,064 shares of Class V common stock issued and outstanding, respectively.
Dividends
Dividends will not be declared or paid on the Class V common stock.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, the holders of Class V common stock shall not be entitled to receive any of our assets.
Restrictions
In the event that any outstanding share of Class V common stock ceases to be held directly or indirectly by a holder of Opco common units, such share will automatically be transferred to us and cancelled for no consideration. We will not issue additional shares of Class V common stock, other than in connection with the valid issuance or transfer of Opco common units in accordance with Opco’s Third Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”).
Noncontrolling Interest
The following table summarizes the ownership interest in Opco as of December 31, 2024 and December 31, 2023:

	December 31, 2024		December 31, 2023
	Opco Common Units	Ownership %	Opco Common Units	Ownership %
Opco common units held by Bakkt Holdings, Inc.	6,510,885	48%	3,793,837	35%
Opco common units held by noncontrolling interest holders	7,178,303	52%	7,200,064	65%
Total Opco common units outstanding	13,689,188	100%	10,993,901	100%
The weighted average ownership percentages for the applicable reporting periods are used to attribute net loss and other comprehensive loss to the Company and the noncontrolling interest holders. The noncontrolling interest holders’ weighted average ownership percentage for the years ended December 31, 2024, December 31, 2023, and December 31, 2022 was 55.1%, 67.0%, and 72.6%, respectively.
Members’ Equity
Prior to the VIH Business Combination, Opco had three classes of voting units – Class A, Class B and Class C voting units – and incentive units granted under the Opco Incentive Equity Plan (the “Opco Plan”).
In connection with the VIH Business Combination, the Opco equity holders converted 16,000,000 Opco Class A voting units, 7,698,138 Opco Class B voting units, and 10,810,810 Opco Class C voting units to 7,597,331 shares of Class V common stock on a pro rata basis. Additionally, we issued 698,934 shares of Class V common stock related to the outstanding Opco incentive units.
In connection with the VIH Business Combination, Class C warrants of Opco (“Class C Warrants”) automatically converted into the right to purchase 31,734 Paired Interests in Opco at an exercise price of $126.00 per Paired Interest. Class C Warrants may only be exercised for a whole number of Paired Interests. Holders of Class C Warrants are entitled to purchase one Paired Interest for every 25 Class C Warrants. The Class C Warrants expired on September 23, 2024, and all Class C Warrants, vested and unvested, expired unexercised. No expenses were recorded in the years ended December 31, 2024, December 31, 2023, or December 31, 2022 since the service conditions were not probable of being met in those periods.